Property, Plant and Equipment	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 5.	Property, Plant and Equipment

Property, plant and equipment consists of the following (in millions):

	As of December 31,
	2014	2013
Land	$2.3	$4.5
Buildings	67.9	104.3
Machinery and equipment	436.3	617.2
Construction in progress	62.2	46.5

	568.7	772.5
Less accumulated depreciation	(290.9)	(447.6)

Total	$277.8	$324.9

The decrease in property, plant and equipment from 2013 is primarily due to the manufacturing footprint strategic changes related to the glove facility in Thailand (see Note 3). Property, plant and equipment includes $1 million of capitalized interest in the year ended December 31, 2014. As of December 31, 2014, there was $22 million of capital expenditures in accounts payable, primarily related to building facilities necessary for us to operate as a stand-alone company. In the prior year, capital expenditures in accounts payable was not material.

As of December 31, 2014 and 2013, we held $156 million and $137 million, respectively, of net property, plant and equipment in the United States.

Depreciation expense was $53 million, $40 million and $38 million, respectively, in the years ended December 31, 2014, 2013 and 2012.